Property Plant And Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 5,255.6	$ 5,145.6
Accumulated depreciation and amortization	(3,188.4)	(3,055.4)
Property, plant and equipment, net	2,067.2	2,090.2
Mining properties, mine development costs, mine plant facilities and mineral interests	2,019.3	2,049.7
Asset rehabilitation costs	30.2	21.3
Other non-mining assets	17.7	19.2
Property, plant and equipment, net	2,067.2	2,090.2
- Cumulative capitalized interest, net of amortization of:	2.5	2.6
- Depreciation charge for the period on property, plant and equipment:	$ 304.1	$ 323.9